Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2020
Regulatory Capital Requirements
Note 23. Regulatory Capital Requirements

Note 23. Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Additional prompt corrective action capital requirements are applicable to banks, but not to bank holding companies.

Under current banking rules governing required regulatory capital, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table on the following page) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). The Company’s non-cumulative Series A preferred stock ($1.5 million liquidation preference in 2020 and 2019) is includable without limitation in its Common equity tier 1 and Tier 1 capital. The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill, net of any related deferred income tax liability, with the balance includable in Tier 2 capital. Management believes that, as of December 31, 2020, the Company and the Bank met all capital adequacy requirements to which they were subject.

Under the 2018 Regulatory Relief Act, these capital requirements have been simplified for qualifying community banks and bank holding companies. In September 2019, the OCC and the other federal bank regulators approved a final joint rule that permits a qualifying community banking organization to opt in to a simplified regulatory capital framework. A qualifying institution that elects to utilize the simplified framework must maintain a CBLR in excess of 9%, and will thereby be deemed to have satisfied the generally applicable risk-based and other leverage capital requirements and (if applicable) the FDIC’s prompt corrective action framework. In order to utilize the CBLR framework, in addition to maintaining a CBLR of over 9%, a community banking organization must have less than $10 billion in total consolidated assets and must meet certain other criteria such as limitations on the amount of off-balance sheet exposures and on trading assets and liabilities. The CBLR is calculated by dividing tangible equity capital by average total consolidated assets. The final rule became effective on January 1, 2020 for capital calculations as of March 31, 2020 and thereafter.

Beginning in 2016, an additional capital conservation buffer was added to the minimum requirements for capital adequacy purposes, subject to a three year phase-in period. The capital conservation buffer was fully phased-in on January 1, 2019 at 2.5% of risk-weighted assets. A banking organization with a conservation buffer of less than 2.5% is subject to limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers. The Company and the Bank were fully compliant as of the periods presented in the table below.

Pursuant to the CARES Act, the federal banking agencies adopted an interim rule temporarily lowering the CBLR benchmark to in excess of 8%, rather than 9%, with a phased increase of the CBLR back to the 9% level by the end of 2021. The Company and Bank continued to qualify to utilize the CBLR framework as of December 31, 2020, but have not elected to do so.

As of December 31, 2020, the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded currently applicable consolidated regulatory guidelines for capital adequacy. While we believe that the Company has sufficient capital to withstand an extended economic downturn in the wake of the COVID-19 pandemic, our regulatory capital ratios could be adversely impacted by future credit losses and other operational impacts related to COVID-19.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes:		Buffer(1):		Action Provisions(2):
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2020
Common equity tier 1 capital
(to risk-weighted assets)
Company	$77,594	14.15%	$24,680	4.50%	$38,391	7.00%	N/A	N/A
Bank	$77,017	14.06%	$24,654	4.50%	$38,351	7.00%	$35,611	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$77,594	14.15%	$32,907	6.00%	$46,618	8.50%	N/A	N/A
Bank	$77,017	14.06%	$32,872	6.00%	$46,569	8.50%	$43,829	8.00%
Total capital (to risk-weighted assets)
Company	$84,455	15.40%	$43,876	8.00%	$57,587	10.50%	N/A	N/A
Bank	$83,871	15.31%	$43,829	8.00%	$57,526	10.50%	$54,787	10.00%
Tier 1 capital (to average assets)
Company	$77,594	8.80%	$35,273	4.00%	N/A	N/A	N/A	N/A
Bank	$77,017	8.74%	$35,252	4.00%	N/A	N/A	$44,065	5.00%

December 31, 2019:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$69,947	13.48%	$23,352	4.50%	$36,325	7.00%	N/A	N/A
Bank	$69,330	13.38%	$23,325	4.50%	$36,283	7.00%	$33,691	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$69,947	13.48%	$31,135	6.00%	$44,108	8.50%	N/A	N/A
Bank	$69,330	13.38%	$31,099	6.00%	$44,057	8.50%	$41,466	8.00%
Total capital (to risk-weighted assets)
Company	$75,943	14.63%	$41,514	8.00%	$54,487	10.50%	N/A	N/A
Bank	$75,326	14.53%	$41,466	8.00%	$54,424	10.50%	$51,832	10.00%
Tier 1 capital (to average assets)
Company	$69,947	9.57%	$29,223	4.00%	N/A	N/A	N/A	N/A
Bank	$69,330	9.50%	$29,201	4.00%	N/A	N/A	$36,501	5.00%

1)	Conservation Buffer is calculated based on risk-weighted assets and does not apply to calculations of average assets.
2)	Applicable to banks, but not bank holding companies.

The Company’s ability to pay dividends to its shareholders is largely dependent on the Bank’s ability to pay dividends to the Company. The Bank is restricted by law as to the amount of dividends that can be paid. Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the Bank’s primary banking regulator, the Office of the Comptroller of the Currency. Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.